Accrued Expenses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses [Abstract]
Salaries and payroll taxes	$ 18,380	$ 35,239
Reimbursable expenses	5,000	5,426
Consulting fees	32,173	10,000
Audit fees	$ 35,000	50,000
Insurance		136,349
Rent	$ 3,077	628
State income taxes	4,150	$ 843
Legal fees	81,281
Management incentives	372,000
Interest expense - convertible note	45,100
Other	45,277	$ 16,060
Totals	$ 641,438	$ 254,545